Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net (loss) income	$ (242,372)	$ 87,317	$ 41,362
Non-cash items:
Depreciation and amortization	106,084	117,212	124,002
Write-down / sale of vessels	92,368	69,446	5,544
Unrealized (gain) loss on derivative instruments (note 11)	(1,432)	1,458	5,247
Equity loss (income) (note 5)	14,107	(5,100)	(2,345)
Income tax (recovery) expense (note 21)	(1,931)	7,283	20,103
Other	2,001	5,232	4,044
Change in operating assets and liabilities (note 16)	(47,985)	89,920	(30,432)
Expenditures For Dry Docking	(26,974)	(24,655)	(48,250)
Net operating cash flow	(107,312)	347,943	117,661
FINANCING ACTIVITIES
Proceeds from short-term debt (note 8)	50,000	235,000	200,000
Prepayments of short-term debt (note 8)	(35,000)	(275,000)	(150,000)
Proceeds from long-term debt, net of issuance costs (note 9)	221,167	574,872	57,086
Scheduled repayments of long-term debt (note 9)	(11,229)	(13,174)	(101,107)
Prepayments of long-term debt (note 9)	(135,000)	(882,495)	(135,110)
Proceeds from financing related to sales and leaseback of vessels, net of issuance costs (note 10)	140,226	0	63,720
Scheduled repayments of obligations related to finance leases (note 10)	(23,873)	(25,149)	(24,221)
Prepayment of obligations related to finance leases (note 10)	(184,115)	(29,596)	0
Other	(225)	(562)	(126)
Net financing cash flow	21,951	(416,104)	(89,758)
INVESTING ACTIVITIES
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents		2,100
Proceeds from the sale of assets (2020 - net of cash sold of $2.1 million) (note 19)	58,090	85,892	20,008
Expenditures for vessels and equipment	(21,447)	(16,025)	(11,628)
Loan repayments from equity-accounted joint venture (note 5)	1,500	4,650	0
Net investing cash flow	38,143	74,517	8,380
(Decrease) increase in cash, cash equivalents and restricted cash	(47,218)	6,356	36,283
Cash, cash equivalents and restricted cash, beginning of the year	103,146	96,790	60,507
Cash, cash equivalents and restricted cash, end of the year (note 16c)	55,928	103,146	96,790
Freight Tax [Member] [Member]
Non-cash items:
Income tax (recovery) expense (note 21)	$ (3,109)	$ 7,113	$ 18,489